Label	Element	Value
Direxion NASDAQ-100(R) Equal Weighted Index Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001424958_SupplementTextBlock	DIREXION SHARES ETF TRUST Direxion NASDAQ-100® Equal Weighted Index Shares (QQQE) Supplement dated April 1, 2016 to the Prospectus dated February 29, 2016
Risk/Return [Heading]	rr_RiskReturnHeading	Direxion NASDAQ-100(R) Equal Weighted Index Shares
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 476-7523
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Effective immediately, the disclosure appearing under the section “Fund Performance” in the table following “Average Annual Total Returns (for the periods ended December 31, 2015)” on page 14 of the Direxion NASDAQ-100® Equal Weighted Index Shares’ (the “Fund”) prospectus shall be replaced in its entirety with the following:

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	For more information, please contact the Fund at (866) 476-7523. * * * * * Please retain a copy of this Supplement with your Prospectus.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2015)
Direxion NASDAQ-100(R) Equal Weighted Index Shares | NASDAQ-100® Equal Weighted Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.72%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.08%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 21, 2012
Direxion NASDAQ-100(R) Equal Weighted Index Shares | NASDAQ-100® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.75%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	16.16%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 21, 2012
Direxion NASDAQ-100(R) Equal Weighted Index Shares | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.38%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.78%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 21, 2012
Direxion NASDAQ-100(R) Equal Weighted Index Shares | Direxion NASDAQ-100(R) Equal Weighted Index Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.53%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.78%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 21, 2012
Direxion NASDAQ-100(R) Equal Weighted Index Shares | Direxion NASDAQ-100(R) Equal Weighted Index Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.33%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.49%
Direxion NASDAQ-100(R) Equal Weighted Index Shares | Direxion NASDAQ-100(R) Equal Weighted Index Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.48%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.67%